Intangibles Assets and Goodwill - Summary of Carrying Amount of Intangible Assets and Goodwill (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	€ 4,146	€ 3,757
Ending balance	4,254	4,146
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	48,273	46,933
Additions	1,174	1,476
Disposals	(120)	(190)
Impairment reversal	1
Effect of translation adjustments	37	54
Ending balance	49,365	48,273
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(44,127)	(43,176)
Amortisation	(1,031)	(1,090)
Disposals	86	188
Effect of translation adjustments	(39)	(49)
Ending balance	(45,111)	(44,127)
Trademark patents and other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	381	417
Ending balance	380	381
Trademark patents and other [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	14,116	14,022
Additions	164	100
Disposals		(22)
Effect of translation adjustments	(3)	16
Ending balance	14,277	14,116
Trademark patents and other [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(13,735)	(13,605)
Amortisation	(164)	(140)
Disposals	2	22
Effect of translation adjustments		(12)
Ending balance	(13,897)	(13,735)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,844	1,419
Ending balance	1,953	1,844
Software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	32,236	30,990
Additions	1,010	1,376
Disposals	(120)	(168)
Impairment reversal	1
Effect of translation adjustments	40	38
Ending balance	33,167	32,236
Software [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(30,392)	(29,571)
Amortisation	(867)	(950)
Disposals	84	166
Effect of translation adjustments	(39)	(37)
Ending balance	(31,214)	(30,392)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,921	1,921
Ending balance	1,921	1,921
Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,921	1,921
Ending balance	€ 1,921	€ 1,921